Discontinued Operations - Summary of Carrying Amounts of Assets and Liabilities Sold (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Accounts receivable	$ 249	$ 229
Prepaids	2,997	5,071
Other long-term assets (note 8)	243	362
Capital assets (note 9)	4,344	5,483
Right-of-use assets (note 10)	1,146	1,609	$ 8,557
Intangible assets (note 11)	3,240	3,516
Total assets	50,459	126,053
Accounts payable and accrued liabilities (note 12)	5,968	7,343
Current portion of lease liabilities (note 13)	735	7,194
Long-term portion of lease liabilities (note 13)	752	15,277
Total liabilities	$ 14,251	92,172
Discontinued Operations | Plasma Collection Centers
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Accounts receivable		137
Inventories (note 8)		8,441
Prepaids		21
Other long-term assets (note 8)		54
Capital assets (note 9)		2,376
Right-of-use assets (note 10)		2,000
Intangible assets (note 11)		1,092
Total assets		14,121
Accounts payable and accrued liabilities (note 12)		639
Current portion of lease liabilities (note 13)		665
Long-term portion of lease liabilities (note 13)		1,968
Total liabilities		3,272
Net assets sold		10,849
Discontinued Operations | Ryplazim Business
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Accounts receivable		1,879
Inventories (note 8)		4,640
Prepaids		399
Other long-term assets (note 8)		50
Capital assets (note 9)		9,304
Right-of-use assets (note 10)		3,795
Intangible assets (note 11)		7,277
Total assets		27,344
Accounts payable and accrued liabilities (note 12)		2,887
Current portion of lease liabilities (note 13)		986
Long-term portion of lease liabilities (note 13)		3,930
Total liabilities		7,803
Net assets sold		$ 19,541